RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Details) - Southern California Gas Company Retirement Savings Plan 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits of the Master Trust	$ 3,265,091	$ 3,083,033
Delinquent notes receivable in the financial statements reported as deemed distributions of participant loans in the Form 5500	(1,177)	(1,221)
Net assets available for benefits per the Form 5500	3,263,914	$ 3,081,812
Net increase in net assets per the financial statements	182,058
Add: Deemed distributions of participant loans reported in the Form 5500 as of December 31, 2024	1,221
Less: Deemed distributions of participant loans reported in the Form 5500 as of December 31, 2025	(1,177)
Net increase in net assets per the Form 5500	$ 182,102